Transactions With Related Parties, Vessel Acquisitions from Affiliated Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties [Abstract]
Due to related parties	$ 4,648	$ 237
Related Party [Member] | Entities Affiliated with Evangelos J. Pistiolis [Member]
Transactions with Related Parties [Abstract]
Due to related parties			$ 0